SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income tax at expected tax rates		$ (953,218)	$ (260,457)	$ (390,402)
Income tax at expected tax rates, percentage		25.00%	25.00%	25.00%
Utilization of prior year tax losses	[1]	$ (113,803)
Utilization of prior year tax losses, percentage	[1]	3.00%
Non-deductible expenses		$ (19,822)	$ 107,319	$ 107,487
Non-deductible expenses, percentage		0.50%	(10.30%)	(6.90%)
Effect of PRC preferential tax rate	[2]	$ 220,010	$ (95,283)	$ 15,401
Effect of PRC preferential tax rate, percentage	[2]	(5.80%)	9.20%	(1.00%)
Non-PRC entities not subject to PRC tax		$ 595,493	$ 111,347	$ 30,000
Non-PRC entities not subject to PRC tax, percentage		(15.60%)	(10.70%)	(1.90%)
Allowance for DTA	[3]	$ 262,161	$ 98,713	$ 28,809
Allowance for DTA, percentage	[3]	(6.90%)	(9.50%)	(1.80%)
Other		$ 16,944	$ 12,112	$ 20,985
Other, percentage		(0.40%)	(1.20%)	(1.30%)
Income tax expense (benefit)		$ 7,765	$ (26,249)	$ (187,720)
Income tax expense and effective income tax rate, percentage		(0.20%)	2.50%	12.10%

[1]	For the year ended June 30, 2026, net income generated by Wuxi Li Bang was utilized to offset its accumulated losses from prior years.
[2]	Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022 and it is entitled to the preferential income tax rate of 15%. Effective tax rate decreased by 5.8%, increased by 9.2% and decreased by 1.0% for the years ended June 30, 2026, 2025 and 2024, respectively.
[3]	The Company incurred net loss for the years ended June 30, 2026, 2025 and 2024. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred income tax assets (DTA), resulting in the decrease in effective tax rate in fiscal years 2026, 2025 and 2024.